Stock-Based Compensation - Schedule of Exercise Prices of Common Stock Options Outstanding and Exercisable Including Options Form of Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Options Outstanding (Shares)	9,050,000	7,850,000
Options Exercisable (Shares)	8,150,000	7,850,000
Exercise Price One [Member]
Exercise Prices	$ 0.120	$ 0.120
Options Outstanding (Shares)	450,000	450,000
Options Exercisable (Shares)	450,000	450,000
Exercise Price Two [Member]
Exercise Prices	$ 0.150	$ 0.150
Options Outstanding (Shares)	300,000	300,000
Options Exercisable (Shares)	300,000	300,000
Exercise Price Three [Member]
Exercise Prices	$ 0.160	$ 0.160
Options Outstanding (Shares)	200,000	200,000
Options Exercisable (Shares)	200,000	200,000
Exercise Price Four [Member]
Exercise Prices	$ 0.200	$ 0.200
Options Outstanding (Shares)	500,000	500,000
Options Exercisable (Shares)	500,000	500,000
Exercise Price Five [Member]
Exercise Prices	$ 0.280	$ 0.280
Options Outstanding (Shares)	400,000	400,000
Options Exercisable (Shares)	400,000	400,000
Exercise Price Six [Member]
Exercise Prices	$ 0.500	$ 0.500
Options Outstanding (Shares)	4,200,000	4,200,000
Options Exercisable (Shares)	4,200,000	4,200,000
Exercise Price Seven [Member]
Exercise Prices	$ 1.000	$ 1.000
Options Outstanding (Shares)	1,000,000	1,000,000
Options Exercisable (Shares)	1,000,000	1,000,000
Exercise Price Eight [Member]
Exercise Prices	$ 1.100	$ 1.100
Options Outstanding (Shares)	300,000	300,000
Options Exercisable (Shares)	300,000	300,000
Exercise Price Nine [Member]
Exercise Prices	$ 1.190	$ 2.000
Options Outstanding (Shares)	1,200,000	500,000
Options Exercisable (Shares)	300,000	500,000
Exercise Price Ten [Member]
Exercise Prices	$ 2.000
Options Outstanding (Shares)	500,000
Options Exercisable (Shares)	500,000